DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 10:-	DERIVATIVE INSTRUMENTS

The Company has entered into several foreign currency hedging contracts to protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, are considered highly effective as hedges of these expenses and generally mature within twelve months.

The Company recognized losses (gain) related to derivative instruments, within payroll expenses, included under Cost of revenues and Operating expenses in the consolidated statements of income (loss) of ($177), $2,605 and $2,162 for the years ended December 31, 2024, 2023 and 2022, respectively. The notional amounts of hedging contracts were $32,021 and $24,267 as of December 31, 2024 and December 31, 2023, respectively.

The fair value of derivative instruments in the consolidated balance sheets, which are presented under Other current assets amounted to $1,068 and $680 as of December 31, 2024 and December 31, 2023, respectively.

The estimated net amount of the existing profit that is reported in accumulated other comprehensive income as of December 31, 2024 that is expected to be reclassified into consolidated statement of income (loss) within the next twelve months is $1,068.